Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	72 Months Ended	96 Months Ended	132 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000217847_0_LG_BBIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000217847_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000217847_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,278
C000217847_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,186
C000217847_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,699
C000217847_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,755
C000217847_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,768
C000217846_0_LG_BBIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000217846_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217846_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,278
C000217846_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,186
C000217846_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,699
C000217846_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,755
C000217846_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,768
C000217845_0_LG_BBIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000217845_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217845_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,278
C000217845_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,186
C000217845_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,699
C000217845_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,755
C000217845_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,768
C000234200_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		30% Allocation Fund
C000234200_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234200_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,607
C000234200_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,200
C000234200_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,747
C000234200_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Moderate with Income Allocation Composite Index℠
C000234200_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234200_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,614
C000234200_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,207
C000234200_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,752
C000234200_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000234200_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234200_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,824
C000234200_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,880
C000234200_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,908
C000234199_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		70% Allocation Fund
C000234199_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234199_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,070
C000234199_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,245
C000234199_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,602
C000234199_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Allocation Composite Index℠
C000234199_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234199_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,072
C000234199_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,247
C000234199_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,611
C000234199_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234199_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234199_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,900
C000234199_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,608
C000234199_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,101
C000234217_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Sustainable Multi-Asset Fund
C000234217_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234217_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,800
C000234217_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,885
C000234217_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,218
C000234217_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Multi-Asset Composite Index℠
C000234217_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234217_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,960
C000234217_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,174
C000234217_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,577
C000234217_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234217_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234217_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,045
C000234217_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,784
C000234217_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,341
C000234215_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000234215_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,650
C000234215_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,498
C000234215_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,507
C000234215_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,681
C000234215_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Multi-Asset Composite Index℠
C000234215_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234215_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,960
C000234215_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,174
C000234215_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,577
C000234215_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234215_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234215_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,045
C000234215_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,784
C000234215_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,341
C000234214_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000234214_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234214_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,800
C000234214_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,885
C000234214_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,218
C000234214_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Multi-Asset Composite Index℠
C000234214_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234214_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,960
C000234214_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,174
C000234214_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,577
C000234214_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234214_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234214_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,045
C000234214_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,784
C000234214_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,341
C000234216_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000234216_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234216_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,750
C000234216_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,742
C000234216_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,928
C000234216_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Multi-Asset Composite Index℠
C000234216_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234216_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,960
C000234216_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,174
C000234216_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,577
C000234216_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234216_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234216_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,045
C000234216_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,784
C000234216_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,341
C000234218_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000234218_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,425
C000234218_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,342
C000234218_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	8,337
C000234218_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,501
C000234218_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Sustainable Multi-Asset Composite Index℠
C000234218_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234218_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,960
C000234218_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,174
C000234218_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,577
C000234218_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234218_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234218_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,045
C000234218_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,784
C000234218_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,341
C000217847_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Health Savings Index Fund
C000217847_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217847_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,458
C000217847_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,293
C000217847_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,462
C000217847_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,963
C000217847_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,703
C000217847_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Health Savings Composite Index℠
C000217847_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217847_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,435
C000217847_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,259
C000217847_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,770
C000217847_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,487
C000217847_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,194
C000217847_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Health Savings Extended Composite Index℠
C000217847_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217847_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,428
C000217847_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000217847_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000217847_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,016
C000217847_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,755
C000217846_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Health Savings Fund
C000217846_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217846_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,541
C000217846_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,469
C000217846_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,637
C000217846_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,153
C000217846_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,881
C000217846_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Health Savings Composite Index℠
C000217846_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217846_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,435
C000217846_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,259
C000217846_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,770
C000217846_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,487
C000217846_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,194
C000217846_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Health Savings Extended Composite Index℠
C000217846_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217846_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,428
C000217846_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000217846_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000217846_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,016
C000217846_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,755
C000217845_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000217845_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217845_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,545
C000217845_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,485
C000217845_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,662
C000217845_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,180
C000217845_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,930
C000217845_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Health Savings Composite Index℠
C000217845_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217845_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,435
C000217845_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,259
C000217845_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,770
C000217845_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,487
C000217845_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,194
C000217845_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Health Savings Extended Composite Index℠
C000217845_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000217845_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,428
C000217845_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,209
C000217845_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,389
C000217845_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,016
C000217845_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,755
C000014858_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager® 85%
C000014858_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014858_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,192
C000014858_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,118
C000014858_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,510
C000014858_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,540
C000014858_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,494
C000014858_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,947
C000014858_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,597
C000014858_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,288
C000014858_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,541
C000014858_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,162
C000014858_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 85% Composite Index℠
C000014858_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014858_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,219
C000014858_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,020
C000014858_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,409
C000014858_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,868
C000014858_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,505
C000014858_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,598
C000014858_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,587
C000014858_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,503
C000014858_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,007
C000014858_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,791
C000014858_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000014858_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014858_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000014858_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000014858_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000014858_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000014858_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000014858_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000014858_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000014858_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000014858_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000014858_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000205012_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205012_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205012_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,054
C000205012_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,412
C000205012_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,506
C000205012_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,502
C000205012_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,379
C000205012_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,039
C000205012_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,571
C000205012_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Asset Manager 85% Composite Index℠
C000205012_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205012_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,338
C000205012_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,477
C000205012_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,322
C000205012_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,533
C000205012_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,561
C000205012_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,388
C000205012_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,019
C000205012_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205012_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205012_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,391
C000205012_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,965
C000205012_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,556
C000205012_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,149
C000205012_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,991
C000205012_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,804
C000205012_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,641
C000037750_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000037750_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000037750_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,742
C000037750_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,519
C000037750_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,764
C000037750_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,715
C000037750_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,472
C000037750_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,541
C000037750_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,397
C000037750_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,803
C000037750_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,530
C000037750_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,711
C000037750_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 85% Composite Index℠
C000037750_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037750_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,219
C000037750_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,020
C000037750_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,409
C000037750_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,868
C000037750_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,505
C000037750_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,598
C000037750_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,587
C000037750_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,503
C000037750_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,007
C000037750_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,791
C000037750_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037750_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037750_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037750_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037750_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037750_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037750_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037750_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037750_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037750_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037750_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037750_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000037746_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000037746_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037746_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,193
C000037746_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,113
C000037746_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,500
C000037746_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,522
C000037746_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,468
C000037746_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,904
C000037746_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,561
C000037746_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,242
C000037746_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,475
C000037746_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,076
C000037746_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 85% Composite Index℠
C000037746_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037746_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,219
C000037746_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,020
C000037746_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,409
C000037746_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,868
C000037746_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,505
C000037746_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,598
C000037746_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,587
C000037746_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,503
C000037746_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,007
C000037746_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,791
C000037746_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037746_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037746_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037746_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037746_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037746_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037746_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037746_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037746_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037746_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037746_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037746_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000037749_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000037749_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037749_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,080
C000037749_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,846
C000037749_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,068
C000037749_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,944
C000037749_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,652
C000037749_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,667
C000037749_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,417
C000037749_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,729
C000037749_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,485
C000037749_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,736
C000037749_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 85% Composite Index℠
C000037749_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037749_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,219
C000037749_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,020
C000037749_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,409
C000037749_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,868
C000037749_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,505
C000037749_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,598
C000037749_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,587
C000037749_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,503
C000037749_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,007
C000037749_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,791
C000037749_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037749_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037749_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037749_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037749_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037749_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037749_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037749_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037749_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037749_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037749_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037749_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000037747_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000037747_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000037747_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,520
C000037747_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,291
C000037747_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,556
C000037747_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,541
C000037747_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,316
C000037747_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,388
C000037747_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,316
C000037747_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,758
C000037747_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,521
C000037747_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,777
C000037747_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 85% Composite Index℠
C000037747_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037747_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,219
C000037747_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,020
C000037747_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,409
C000037747_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,868
C000037747_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,505
C000037747_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,598
C000037747_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,587
C000037747_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,503
C000037747_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	25,007
C000037747_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	28,791
C000037747_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037747_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037747_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037747_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037747_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037747_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037747_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037747_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037747_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037747_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037747_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037747_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000014859_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager® 70%
C000014859_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014859_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,097
C000014859_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,678
C000014859_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,765
C000014859_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,973
C000014859_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,670
C000014859_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,178
C000014859_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,537
C000014859_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,628
C000014859_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,870
C000014859_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,658
C000014859_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 70% Composite Index℠
C000014859_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014859_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,074
C000014859_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,528
C000014859_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,605
C000014859_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,175
C000014859_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,627
C000014859_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,750
C000014859_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,402
C000014859_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,672
C000014859_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,060
C000014859_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,931
C000014859_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000014859_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014859_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000014859_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000014859_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000014859_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000014859_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000014859_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000014859_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000014859_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000014859_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000014859_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000205013_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205013_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205013_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,178
C000205013_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,420
C000205013_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,988
C000205013_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,339
C000205013_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,878
C000205013_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,989
C000205013_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,039
C000205013_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Asset Manager 70% Composite Index℠
C000205013_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205013_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,435
C000205013_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,504
C000205013_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,803
C000205013_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,338
C000205013_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,009
C000205013_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,240
C000205013_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,353
C000205013_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205013_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205013_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,391
C000205013_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,965
C000205013_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,556
C000205013_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,149
C000205013_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,991
C000205013_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,804
C000205013_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,641
C000069450_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000069450_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000069450_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,645
C000069450_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,096
C000069450_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,062
C000069450_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,180
C000069450_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,704
C000069450_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,896
C000069450_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,416
C000069450_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,270
C000069450_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,079
C000069450_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,519
C000069450_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 70% Composite Index℠
C000069450_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069450_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,074
C000069450_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,528
C000069450_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,605
C000069450_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,175
C000069450_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,627
C000069450_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,750
C000069450_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,402
C000069450_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,672
C000069450_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,060
C000069450_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,931
C000069450_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000069450_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069450_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000069450_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000069450_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000069450_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000069450_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000069450_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000069450_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000069450_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000069450_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000069450_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000069451_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000069451_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069451_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,092
C000069451_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,669
C000069451_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,750
C000069451_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,951
C000069451_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,645
C000069451_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,144
C000069451_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,501
C000069451_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,583
C000069451_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,808
C000069451_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,581
C000069451_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 70% Composite Index℠
C000069451_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069451_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,074
C000069451_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,528
C000069451_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,605
C000069451_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,175
C000069451_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,627
C000069451_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,750
C000069451_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,402
C000069451_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,672
C000069451_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,060
C000069451_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,931
C000069451_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000069451_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069451_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000069451_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000069451_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000069451_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000069451_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000069451_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000069451_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000069451_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000069451_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000069451_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000069449_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000069449_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069449_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,978
C000069449_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,406
C000069449_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,331
C000069449_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,387
C000069449_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,856
C000069449_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,994
C000069449_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,423
C000069449_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,191
C000069449_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,034
C000069449_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,521
C000069449_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 70% Composite Index℠
C000069449_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069449_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,074
C000069449_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,528
C000069449_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,605
C000069449_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,175
C000069449_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,627
C000069449_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,750
C000069449_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,402
C000069449_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,672
C000069449_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,060
C000069449_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,931
C000069449_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000069449_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069449_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000069449_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000069449_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000069449_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000069449_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000069449_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000069449_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000069449_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000069449_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000069449_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000069447_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000069447_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000069447_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,421
C000069447_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,869
C000069447_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,855
C000069447_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,004
C000069447_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,539
C000069447_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,736
C000069447_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,326
C000069447_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,206
C000069447_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,054
C000069447_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,543
C000069447_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 70% Composite Index℠
C000069447_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069447_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,074
C000069447_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,528
C000069447_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,605
C000069447_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,175
C000069447_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,627
C000069447_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,750
C000069447_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,402
C000069447_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,672
C000069447_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,060
C000069447_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,931
C000069447_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000069447_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000069447_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000069447_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000069447_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000069447_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000069447_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000069447_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000069447_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000069447_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000069447_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000069447_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000053001_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager® 60%
C000053001_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053001_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,031
C000053001_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,376
C000053001_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,264
C000053001_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,609
C000053001_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,174
C000053001_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,100
C000053001_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,806
C000053001_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,491
C000053001_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,170
C000053001_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,451
C000053001_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 60% Composite Index℠
C000053001_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053001_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,995
C000053001_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,225
C000053001_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,104
C000053001_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,771
C000053001_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,134
C000053001_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,682
C000053001_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,633
C000053001_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,490
C000053001_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,254
C000053001_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,594
C000053001_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000053001_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053001_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000053001_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000053001_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000053001_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000053001_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000053001_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000053001_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000053001_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000053001_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000053001_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000205017_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205017_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205017_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,286
C000205017_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,468
C000205017_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,687
C000205017_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,201
C000205017_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,496
C000205017_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,296
C000205017_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,034
C000205017_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Asset Manager 60% Composite Index℠
C000205017_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205017_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,523
C000205017_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,565
C000205017_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,512
C000205017_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,181
C000205017_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,601
C000205017_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,477
C000205017_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,265
C000205017_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205017_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205017_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,391
C000205017_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,965
C000205017_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,556
C000205017_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,149
C000205017_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,991
C000205017_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,804
C000205017_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,641
C000053005_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000053005_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000053005_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,585
C000053005_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,811
C000053005_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,591
C000053005_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,844
C000053005_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,234
C000053005_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,891
C000053005_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,737
C000053005_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,220
C000053005_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,517
C000053005_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,502
C000053005_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 60% Composite Index℠
C000053005_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053005_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,995
C000053005_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,225
C000053005_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,104
C000053005_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,771
C000053005_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,134
C000053005_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,682
C000053005_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,633
C000053005_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,490
C000053005_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,254
C000053005_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,594
C000053005_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000053005_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053005_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000053005_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000053005_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000053005_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000053005_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000053005_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000053005_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000053005_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000053005_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000053005_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000053006_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000053006_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053006_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,037
C000053006_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,379
C000053006_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,260
C000053006_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,599
C000053006_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,155
C000053006_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,065
C000053006_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,765
C000053006_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,447
C000053006_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,104
C000053006_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,367
C000053006_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 60% Composite Index℠
C000053006_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053006_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,995
C000053006_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,225
C000053006_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,104
C000053006_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,771
C000053006_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,134
C000053006_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,682
C000053006_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,633
C000053006_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,490
C000053006_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,254
C000053006_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,594
C000053006_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000053006_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053006_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000053006_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000053006_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000053006_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000053006_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000053006_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000053006_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000053006_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000053006_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000053006_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000053004_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000053004_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053004_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,927
C000053004_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,122
C000053004_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,861
C000053004_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,050
C000053004_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,393
C000053004_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,987
C000053004_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,735
C000053004_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,150
C000053004_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,476
C000053004_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,506
C000053004_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 60% Composite Index℠
C000053004_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053004_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,995
C000053004_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,225
C000053004_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,104
C000053004_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,771
C000053004_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,134
C000053004_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,682
C000053004_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,633
C000053004_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,490
C000053004_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,254
C000053004_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,594
C000053004_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000053004_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053004_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000053004_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000053004_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000053004_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000053004_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000053004_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000053004_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000053004_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000053004_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000053004_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000053002_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000053002_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000053002_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,377
C000053002_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,608
C000053002_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,397
C000053002_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,674
C000053002_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,085
C000053002_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,747
C000053002_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,655
C000053002_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,169
C000053002_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,499
C000053002_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,532
C000053002_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 60% Composite Index℠
C000053002_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053002_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,995
C000053002_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,225
C000053002_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,104
C000053002_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,771
C000053002_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,134
C000053002_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,682
C000053002_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,633
C000053002_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,490
C000053002_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,254
C000053002_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,594
C000053002_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000053002_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000053002_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000053002_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000053002_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000053002_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000053002_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000053002_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000053002_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000053002_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000053002_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000053002_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000014857_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager® 50%
C000014857_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014857_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,956
C000014857_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,079
C000014857_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,809
C000014857_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,241
C000014857_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,632
C000014857_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,026
C000014857_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,168
C000014857_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,527
C000014857_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,689
C000014857_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,567
C000014857_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 50% Composite Index℠
C000014857_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014857_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,888
C000014857_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,902
C000014857_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,608
C000014857_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,310
C000014857_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,535
C000014857_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,541
C000014857_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,905
C000014857_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,421
C000014857_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,586
C000014857_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,479
C000014857_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000014857_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014857_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000014857_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000014857_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000014857_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000014857_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000014857_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000014857_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000014857_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000014857_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000014857_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000205011_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205011_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205011_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,361
C000205011_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,456
C000205011_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,338
C000205011_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,109
C000205011_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,188
C000205011_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,676
C000205011_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,170
C000205011_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Asset Manager 50% Composite Index℠
C000205011_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205011_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,568
C000205011_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,540
C000205011_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,133
C000205011_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,040
C000205011_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,244
C000205011_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,757
C000205011_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,260
C000205011_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000205011_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205011_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,391
C000205011_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,965
C000205011_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,556
C000205011_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,149
C000205011_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,991
C000205011_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,804
C000205011_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,641
C000037744_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000037744_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000037744_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,515
C000037744_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,521
C000037744_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,153
C000037744_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,494
C000037744_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,731
C000037744_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,884
C000037744_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,155
C000037744_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,343
C000037744_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,160
C000037744_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,789
C000037744_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 50% Composite Index℠
C000037744_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037744_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,888
C000037744_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,902
C000037744_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,608
C000037744_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,310
C000037744_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,535
C000037744_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,541
C000037744_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,905
C000037744_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,421
C000037744_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,586
C000037744_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,479
C000037744_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037744_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037744_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037744_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037744_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037744_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037744_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037744_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037744_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037744_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037744_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037744_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000037745_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000037745_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037745_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,953
C000037745_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,067
C000037745_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,793
C000037745_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,220
C000037745_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,606
C000037745_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,987
C000037745_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,134
C000037745_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,494
C000037745_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,634
C000037745_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,505
C000037745_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 50% Composite Index℠
C000037745_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037745_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,888
C000037745_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,902
C000037745_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,608
C000037745_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,310
C000037745_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,535
C000037745_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,541
C000037745_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,905
C000037745_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,421
C000037745_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,586
C000037745_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,479
C000037745_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037745_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037745_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037745_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037745_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037745_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037745_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037745_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037745_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037745_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037745_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037745_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000037743_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000037743_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037743_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,842
C000037743_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,825
C000037743_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,409
C000037743_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,688
C000037743_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,878
C000037743_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,976
C000037743_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,159
C000037743_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,274
C000037743_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,123
C000037743_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,792
C000037743_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 50% Composite Index℠
C000037743_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037743_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,888
C000037743_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,902
C000037743_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,608
C000037743_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,310
C000037743_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,535
C000037743_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,541
C000037743_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,905
C000037743_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,421
C000037743_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,586
C000037743_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,479
C000037743_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037743_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037743_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037743_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037743_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037743_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037743_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037743_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037743_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037743_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037743_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037743_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000037741_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000037741_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000037741_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,291
C000037741_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,310
C000037741_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,959
C000037741_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,326
C000037741_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,577
C000037741_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,749
C000037741_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,068
C000037741_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,283
C000037741_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,134
C000037741_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,804
C000037741_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 50% Composite Index℠
C000037741_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037741_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,888
C000037741_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,902
C000037741_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,608
C000037741_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,310
C000037741_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,535
C000037741_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,541
C000037741_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,905
C000037741_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,421
C000037741_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,586
C000037741_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,479
C000037741_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000037741_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037741_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000037741_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000037741_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000037741_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000037741_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000037741_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000037741_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000037741_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000037741_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000037741_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000052998_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager® 40%
C000052998_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052998_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,876
C000052998_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,784
C000052998_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,367
C000052998_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,891
C000052998_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,103
C000052998_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,990
C000052998_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,558
C000052998_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,636
C000052998_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,305
C000052998_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,822
C000052998_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 40% Composite Index℠
C000052998_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052998_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,781
C000052998_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,585
C000052998_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,127
C000052998_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,858
C000052998_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,943
C000052998_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,452
C000052998_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,191
C000052998_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,394
C000052998_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,021
C000052998_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,524
C000052998_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052998_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052998_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052998_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052998_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052998_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052998_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052998_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052998_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052998_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052998_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052998_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000205016_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205016_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205016_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,434
C000205016_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,420
C000205016_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,961
C000205016_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,996
C000205016_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,864
C000205016_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,034
C000205016_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,271
C000205016_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Asset Manager 40% Composite Index℠
C000205016_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205016_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,611
C000205016_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,506
C000205016_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,752
C000205016_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,886
C000205016_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,879
C000205016_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,047
C000205016_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,286
C000205016_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205016_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205016_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,027
C000205016_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,797
C000205016_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,692
C000205016_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,985
C000205016_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,049
C000205016_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000205016_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000052996_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000052996_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000052996_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,434
C000052996_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,242
C000052996_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,731
C000052996_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,154
C000052996_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,224
C000052996_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,916
C000052996_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,585
C000052996_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,501
C000052996_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,883
C000052996_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,174
C000052996_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 40% Composite Index℠
C000052996_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052996_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,781
C000052996_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,585
C000052996_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,127
C000052996_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,858
C000052996_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,943
C000052996_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,452
C000052996_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,191
C000052996_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,394
C000052996_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,021
C000052996_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,524
C000052996_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052996_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052996_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052996_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052996_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052996_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052996_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052996_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052996_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052996_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052996_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052996_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000052997_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000052997_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052997_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,867
C000052997_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,772
C000052997_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,350
C000052997_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,866
C000052997_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,069
C000052997_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,957
C000052997_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,525
C000052997_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,578
C000052997_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,232
C000052997_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,735
C000052997_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 40% Composite Index℠
C000052997_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052997_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,781
C000052997_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,585
C000052997_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,127
C000052997_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,858
C000052997_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,943
C000052997_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,452
C000052997_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,191
C000052997_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,394
C000052997_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,021
C000052997_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,524
C000052997_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052997_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052997_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052997_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052997_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052997_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052997_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052997_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052997_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052997_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052997_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052997_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000052995_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000052995_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052995_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,762
C000052995_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,533
C000052995_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,967
C000052995_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,340
C000052995_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,358
C000052995_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,994
C000052995_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,584
C000052995_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,427
C000052995_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,829
C000052995_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,172
C000052995_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 40% Composite Index℠
C000052995_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052995_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,781
C000052995_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,585
C000052995_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,127
C000052995_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,858
C000052995_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,943
C000052995_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,452
C000052995_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,191
C000052995_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,394
C000052995_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,021
C000052995_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,524
C000052995_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052995_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052995_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052995_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052995_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052995_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052995_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052995_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052995_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052995_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052995_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052995_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000052999_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000052999_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000052999_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,220
C000052999_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,038
C000052999_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,548
C000052999_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,999
C000052999_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,086
C000052999_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,795
C000052999_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,507
C000052999_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,457
C000052999_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,864
C000052999_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,210
C000052999_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 40% Composite Index℠
C000052999_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052999_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,781
C000052999_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,585
C000052999_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,127
C000052999_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,858
C000052999_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,943
C000052999_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,452
C000052999_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,191
C000052999_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,394
C000052999_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,021
C000052999_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,524
C000052999_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052999_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052999_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052999_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052999_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052999_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052999_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052999_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052999_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052999_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052999_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052999_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000052989_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager® 30%
C000052989_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052989_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,794
C000052989_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,475
C000052989_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,906
C000052989_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,486
C000052989_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,491
C000052989_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,898
C000052989_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,856
C000052989_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,636
C000052989_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,845
C000052989_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,029
C000052989_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 30% Composite Index℠
C000052989_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052989_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,673
C000052989_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,273
C000052989_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,662
C000052989_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,413
C000052989_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,360
C000052989_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,415
C000052989_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,493
C000052989_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,411
C000052989_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,558
C000052989_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,720
C000052989_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052989_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052989_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052989_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052989_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052989_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052989_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052989_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052989_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052989_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052989_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052989_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000205015_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205015_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205015_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,501
C000205015_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,351
C000205015_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,537
C000205015_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,821
C000205015_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,480
C000205015_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,348
C000205015_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,338
C000205015_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Asset Manager 30% Composite Index℠
C000205015_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205015_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,650
C000205015_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,462
C000205015_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,368
C000205015_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,718
C000205015_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,506
C000205015_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,348
C000205015_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,346
C000205015_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205015_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205015_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,027
C000205015_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,797
C000205015_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,692
C000205015_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,985
C000205015_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,049
C000205015_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000205015_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000052993_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000052993_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000052993_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,357
C000052993_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,959
C000052993_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,296
C000052993_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,779
C000052993_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,661
C000052993_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,907
C000052993_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,933
C000052993_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,588
C000052993_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,551
C000052993_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,544
C000052993_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 30% Composite Index℠
C000052993_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052993_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,673
C000052993_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,273
C000052993_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,662
C000052993_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,413
C000052993_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,360
C000052993_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,415
C000052993_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,493
C000052993_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,411
C000052993_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,558
C000052993_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,720
C000052993_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052993_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052993_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052993_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052993_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052993_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052993_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052993_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052993_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052993_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052993_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052993_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000052994_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000052994_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052994_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,780
C000052994_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,461
C000052994_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,881
C000052994_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,451
C000052994_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,446
C000052994_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,846
C000052994_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,804
C000052994_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,585
C000052994_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,761
C000052994_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,934
C000052994_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 30% Composite Index℠
C000052994_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052994_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,673
C000052994_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,273
C000052994_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,662
C000052994_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,413
C000052994_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,360
C000052994_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,415
C000052994_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,493
C000052994_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,411
C000052994_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,558
C000052994_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,720
C000052994_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052994_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052994_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052994_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052994_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052994_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052994_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052994_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052994_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052994_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052994_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052994_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000052992_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000052992_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052992_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,685
C000052992_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,236
C000052992_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,527
C000052992_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,961
C000052992_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,798
C000052992_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,971
C000052992_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,928
C000052992_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,524
C000052992_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,508
C000052992_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,546
C000052992_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 30% Composite Index℠
C000052992_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052992_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,673
C000052992_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,273
C000052992_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,662
C000052992_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,413
C000052992_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,360
C000052992_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,415
C000052992_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,493
C000052992_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,411
C000052992_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,558
C000052992_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,720
C000052992_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052992_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052992_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052992_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052992_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052992_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052992_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052992_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052992_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052992_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052992_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052992_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000052990_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000052990_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000052990_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,143
C000052990_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,757
C000052990_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,123
C000052990_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,628
C000052990_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,538
C000052990_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,789
C000052990_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,874
C000052990_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,555
C000052990_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,544
C000052990_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,584
C000052990_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 30% Composite Index℠
C000052990_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052990_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,673
C000052990_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,273
C000052990_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,662
C000052990_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,413
C000052990_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,360
C000052990_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,415
C000052990_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,493
C000052990_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,411
C000052990_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,558
C000052990_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,720
C000052990_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000052990_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000052990_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000052990_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000052990_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000052990_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000052990_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000052990_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000052990_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000052990_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000052990_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000052990_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000014860_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager® 20%
C000014860_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014860_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,658
C000014860_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,127
C000014860_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,425
C000014860_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,024
C000014860_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,780
C000014860_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,705
C000014860_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,141
C000014860_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,675
C000014860_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,416
C000014860_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,306
C000014860_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 20% Composite Index℠
C000014860_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014860_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,540
C000014860_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,945
C000014860_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,203
C000014860_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,923
C000014860_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,695
C000014860_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,340
C000014860_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,831
C000014860_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,517
C000014860_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,206
C000014860_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,088
C000014860_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000014860_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000014860_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000014860_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000014860_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000014860_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000014860_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000014860_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000014860_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000014860_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000014860_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000014860_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000205014_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205014_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205014_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,527
C000205014_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,201
C000205014_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,016
C000205014_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,640
C000205014_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,111
C000205014_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,650
C000205014_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,428
C000205014_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Asset Manager 20% Composite Index℠
C000205014_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205014_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,646
C000205014_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,335
C000205014_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,911
C000205014_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,564
C000205014_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,177
C000205014_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,685
C000205014_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,471
C000205014_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000205014_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000205014_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,027
C000205014_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,797
C000205014_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,692
C000205014_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,985
C000205014_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,049
C000205014_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,212
C000205014_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,535
C000037754_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000037754_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000037754_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,222
C000037754_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,611
C000037754_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,834
C000037754_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,330
C000037754_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,986
C000037754_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,776
C000037754_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,251
C000037754_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,683
C000037754_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,221
C000037754_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,959
C000037754_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 20% Composite Index℠
C000037754_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037754_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,540
C000037754_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,945
C000037754_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,203
C000037754_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,923
C000037754_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,695
C000037754_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,340
C000037754_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,831
C000037754_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,517
C000037754_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,206
C000037754_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,088
C000037754_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000037754_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037754_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000037754_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000037754_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000037754_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000037754_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000037754_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000037754_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000037754_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000037754_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000037754_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000037755_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000037755_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037755_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,656
C000037755_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,120
C000037755_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,406
C000037755_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,996
C000037755_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,747
C000037755_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,662
C000037755_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,095
C000037755_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,619
C000037755_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,355
C000037755_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,236
C000037755_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 20% Composite Index℠
C000037755_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037755_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,540
C000037755_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,945
C000037755_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,203
C000037755_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,923
C000037755_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,695
C000037755_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,340
C000037755_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,831
C000037755_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,517
C000037755_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,206
C000037755_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,088
C000037755_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000037755_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037755_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000037755_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000037755_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000037755_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000037755_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000037755_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000037755_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000037755_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000037755_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000037755_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000037753_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000037753_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037753_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,549
C000037753_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,892
C000037753_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,065
C000037753_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,514
C000037753_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,116
C000037753_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,855
C000037753_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,260
C000037753_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,637
C000037753_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,198
C000037753_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,969
C000037753_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 20% Composite Index℠
C000037753_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037753_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,540
C000037753_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,945
C000037753_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,203
C000037753_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,923
C000037753_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,695
C000037753_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,340
C000037753_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,831
C000037753_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,517
C000037753_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,206
C000037753_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,088
C000037753_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000037753_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037753_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000037753_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000037753_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000037753_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000037753_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000037753_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000037753_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000037753_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000037753_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000037753_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000037751_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000037751_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000037751_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,008
C000037751_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,416
C000037751_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,662
C000037751_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,179
C000037751_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,854
C000037751_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,673
C000037751_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,190
C000037751_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,645
C000037751_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,207
C000037751_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,979
C000037751_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Asset Manager 20% Composite Index℠
C000037751_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037751_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,540
C000037751_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,945
C000037751_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,203
C000037751_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,923
C000037751_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,695
C000037751_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,340
C000037751_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,831
C000037751_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,517
C000037751_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,206
C000037751_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,088
C000037751_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000037751_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000037751_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,519
C000037751_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,527
C000037751_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,399
C000037751_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,470
C000037751_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000037751_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,161
C000037751_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,385
C000037751_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,452
C000037751_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,661
C000037751_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,998
C000234198_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		50% Allocation Fund
C000234198_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234198_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,319
C000234198_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,202
C000234198_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,149
C000234198_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Allocation Composite Index℠
C000234198_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234198_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,326
C000234198_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,211
C000234198_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,165
C000234198_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234198_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234198_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,900
C000234198_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,608
C000234198_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,101
C000234197_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		85% Allocation Fund
C000234197_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234197_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,870
C000234197_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,246
C000234197_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,922
C000234197_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Aggressive Growth Allocation Composite Index℠
C000234197_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234197_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,878
C000234197_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,257
C000234197_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,942
C000234197_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000234197_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000234197_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,900
C000234197_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,608
C000234197_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 13,101